Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Other Assets
a)	Other assets

	12/31/2019			12/31/2018
	Current	Non- current	Total	Current	Non- current	Total
Financial	87,498	7,254	94,752	62,390	12,700	75,090
Receivables from credit card issuers	42,395	—	42,395	36,491	—	36,491
Deposits in guarantee for contingent liabilities, provisions and legal obligations (Note 29e)	7,990	6,530	14,520	1,455	12,079	13,534
Trading and intermediation of securities	26,544	207	26,751	15,400	255	15,655
Income receivable	3,236	—	3,236	3,155	5	3,160
Credit Operations without credit granting characteristics, net amount	3,612	5	3,617	3,021	4	3,025
Insurance and reinsurance operations	836	511	1,347	899	356	1,255
Net amount receivables from reimbursement of provisions (Note 29d)	978	—	978	999	—	999
Deposits in guarantee of fund raisings abroad	1,864	1	1,865	970	1	971
Other	43	—	43	—	—	—
Non-financial	12,920	1,771	14,691	7,969	1,313	9,282
Sundry foreign	639	7	646	995	9	1,004
Prepaid expenses	3,288	1,038	4,326	2,642	546	3,188
Sundry domestic	2,916	9	2,925	1,579	27	1,606
Assets of post-employment benefits plans (Note 26e)	—	717	717	—	731	731
Lease right-of-use	3,808	—	3,808	—	—	—
Other	2,269	—	2,269	2,753	—	2,753

Summary of Other Liabilities
b)	Other liabilities

	12/31/2019			12/31/2018
	Current	Non- current	Total	Current	Non- current	Total
Financial	113,024	4,057	117,081	95,639	1,790	97,429
Credit card operations	87,361	—	87,361	78,803	—	78,803
Trading and intermediation of securities	18,062	65	18,127	9,167	172	9,339
Foreign exchange portfolio	1,245	—	1,245	634	—	634
Finance leases (Note 12)	139	3,992	4,131	—	—	—
Other	6,217	—	6,217	7,035	1,618	8,653
Non-financial	26,275	2,063	28,338	24,931	1,079	26,010
Funds in transit	10,573	11	10,584	10,015	27	10,042
Charging and collection of taxes and similar	335	—	335	476	—	476
Social and statutory	5,057	32	5,089	4,085	23	4,108
Deferred income	2,686	—	2,686	2,530	—	2,530
Sundry creditors - domestic	2,118	79	2,197	2,310	188	2,498
Personnel provision	1,569	75	1,644	1,606	63	1,669
Provision for sundry payments	1,761	63	1,824	1,670	81	1,751
Obligations on official agreements and rendering of payment services	1,114	—	1,114	1,155	—	1,155
Liabilities from post-employment benefits plans (Note 26e)	—	1,800	1,800	—	697	697
Other	1,062	3	1,065	1,084	—	1,084